UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04547

Exact name of registrant as specified in charter:	Voyageur Mutual Funds III

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2017

Item 1. Schedule of Investments.

Schedule of investments
Delaware Select Growth Fund	July 31, 2017 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 101.22%✧
Consumer Discretionary – 10.79%
Dollar General	50,331	$3,782,878
Domino’s Pizza	15,958	2,976,167
Dunkin’ Brands Group	80,554	4,271,779
Liberty Global Class C †	163,693	5,364,220
Liberty Interactive Corp. QVC Group Class A †	376,412	9,011,303
Liberty TripAdvisor Holdings Class A †	734,079	8,625,428
Naspers	1,733	382,466
Start Today	71,160	2,010,644
TripAdvisor †	159,368	6,218,539
Zalando 144A #†	6,627	296,660
		42,940,084
Energy – 1.24%
Centennial Resource Development Class A †	27,229	456,903
Kinder Morgan	219,244	4,479,155
		4,936,058
Financial Services – 10.76%
Affiliated Managers Group	34,720	6,452,018
Charles Schwab	229,940	9,864,426
Element Fleet Management	1,496,173	11,328,553
Intercontinental Exchange	79,467	5,301,243
LendingClub †	396,791	2,011,730
LendingTree †	22,623	4,990,634
WisdomTree Investments	275,047	2,871,491
		42,820,095
Healthcare – 18.80%
ABIOMED †	15,988	2,367,663
Allergan	29,482	7,439,193
athenahealth †	29,143	4,031,060
Biogen †	57,448	16,636,366
Bioverativ †	92,613	5,739,228
Celgene †	127,626	17,281,837
DENTSPLY SIRONA	90,798	5,632,200
Illumina †	25,027	4,350,944
Quintiles IMS Holdings †	81,217	7,354,199
UnitedHealth Group	20,902	4,009,213
		74,841,903
Industrials – 5.62%
Expeditors International of Washington	43,200	2,543,616
Experian	34,185	679,713
FedEx	61,556	12,805,495

NQ-316 [7/17] 9/17 (256095)     1

Schedule of investments
Delaware Select Growth Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock✧ (continued)
Industrials (continued)
IHS Markit †	61,616	$2,874,386
Nielsen Holdings	80,093	3,444,800
		22,348,010
Real Estate – 4.83%
Crown Castle International	73,184	7,360,847
Equinix	6,352	2,863,037
Equity Commonwealth †	174,842	5,521,510
Outfront Media	152,918	3,497,235
		19,242,629
Technology – 49.18%
Alibaba Group Holding ADR †	2,769	429,056
Alphabet Class A †	10,585	10,008,117
Alphabet Class C †	8,524	7,931,582
ASML Holding	17,096	2,593,531
ASML Holding (New York Shares)	11,000	1,653,630
Baidu ADR †	10,624	2,404,742
eBay †	337,144	12,046,155
Electronic Arts †	62,657	7,314,578
Facebook Class A †	42,568	7,204,634
Intuit	14,440	1,981,312
IPG Photonics †	3,021	461,125
j2 Global	75,925	6,425,533
Logitech International	155,394	5,648,792
Mastercard Class A	60,347	7,712,347
MercadoLibre	2,289	660,193
Microsoft	356,454	25,914,206
NIC	29,553	480,236
NVIDIA	33,379	5,424,421
Pandora Media †	46,827	419,102
Paycom Software †	7,366	516,283
PayPal Holdings †	415,683	24,338,240
QUALCOMM	45,119	2,399,880
Quotient Technology †	99,278	1,151,625
Samsung Electronics	354	762,379
Samsung Electronics GDR †	3,615	3,896,970
Scout24 144A #	214,772	8,186,756
Shutterstock †	98,757	4,161,620
Symantec	388,345	12,034,811
Take-Two Interactive Software †	35,744	2,840,933
Tencent Holdings	62,355	2,501,928
Ubiquiti Networks †	42,874	2,336,633

2     NQ-316 [7/17] 9/17 (256095)

(Unaudited)

	Number of shares	Value (US $)
Common Stock✧ (continued)
Technology (continued)
VeriFone Systems †	105,141	$2,051,301
Visa Class A	92,934	9,252,509
Wix.com †	66,204	4,084,787
Yelp †	93,148	3,030,104
Zebra Technologies †	53,683	5,460,635
		195,720,686
Total Common Stock (cost $340,467,108)		402,849,465

Total Value of Securities – 101.22%
(cost $340,467,108)		402,849,465

Liabilities Net of Receivables and Other Assets – (1.22%)		(4,865,701)
Net Assets Applicable to 10,890,301 Shares Outstanding – 100.00%		$397,983,764

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2017, the aggregate value of Rule 144A securities was $8,483,416, which represents 2.13% of the Fund’s net assets.

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.

Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depository Receipt

See accompanying notes.

NQ-316 [7/17] 9/17 (256095)     3

Notes
Delaware Select Growth Fund	July 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Voyageur Mutual Funds III (Trust) – Delaware Select Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At July 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2017, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$340,467,108
Aggregate unrealized appreciation of investments	$102,268,498
Aggregate unrealized depreciation of investments	(39,886,141)
Net unrealized appreciation of investments	$62,382,357

Qualified late year ordinary losses represent losses realized on investment transactions from Jan. 1, 2016 through Oct. 31, 2016 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year. As of Oct. 31, 2016, the qualified late year loss deferrals amounted to $1,861,137.

4     NQ-316 [7/17] 9/17 (256095)

(Unaudited)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2017:

Securities	Level 1
Assets:
Common Stock	$402,849,465

During the period ended July 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

NQ-316 [7/17] 9/17 (256095)     5

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At July 31, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the Aug. 1, 2017 compliance date.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: